Investments held at fair value - Narrative (Details) $ in Thousands																													1 Months Ended	2 Months Ended	12 Months Ended			34 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 10, 2021 shares	Nov. 09, 2021 USD ($) shares	May 25, 2021 USD ($) shares	May 24, 2021	Feb. 10, 2021 shares	Feb. 09, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Aug. 26, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 26, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Feb. 12, 2020 USD ($) shares	Jan. 22, 2020 USD ($) shares	Dec. 05, 2019 USD ($)	Dec. 02, 2019 USD ($)	Nov. 15, 2019 shares	Nov. 05, 2019 USD ($)	Oct. 07, 2019 USD ($)	Aug. 12, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 28, 2019	Jun. 27, 2019	Mar. 15, 2019 USD ($) shares	Mar. 14, 2019	Feb. 12, 2019 USD ($) shares	Feb. 11, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Investments held at fair value [Line Items]
Gain on deconsolidation																															$ 0	$ 0	$ 264,409
Investments held at fair value	$ 397,179																												$ 714,905	$ 714,905	397,179	530,161	714,905	$ 397,179
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities																															500	1,150	1,556
Unrealized gain – fair value through profit and loss																															179,271	232,674
Purchase of investments other than investments accounted for using equity method																															0	10,000	13,670
Share of associate loss recorded to long-term interest																																23,006
Gain on loss of significant influence																															0	0	445,582
Loss realized on sale of investments																															20,925	54,976	0
Sale of investments held at fair value																															218,125	350,586	9,294
Vor [Member]
Investments held at fair value [Line Items]
Share price of investee shares							18.00
Proportion of voting rights held in associate																											47.50%	79.50%
Gain on deconsolidation																															0	0	6,357
Investments held at fair value																											$ 12,000
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities								$ 500		$ 500				$ 700																	500	1,150
Acquisition of equity instruments in other entities | shares								961,538		961,538
Proportion of ownership interest in investee						8.60%
Unrealized gain – fair value through profit and loss																															3,900	19,100	600
Gelesis [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate																						25.20%
Gain on deconsolidation																						$ 156,000									0	0	156,014
Investments held at fair value																						49,200
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities																																10,000
Unrealized gain – fair value through profit and loss																															34,600	7,100	(18,700)
Purchase of investments other than investments accounted for using equity method													$ 10,000			$ 8,000			$ 1,200	$ 3,300	$ 2,000
Share of associate loss recorded to long-term interest																															73,703	23,000
Investments in associates accounted for using equity method	$ 0																					$ 16,400							10,600	10,600	0	0	10,600	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method																															$ (73,703)	$ (34,117)	37,136
Proportion of ownership interest in associate																															42.00%	47.90%
Gelesis [Member] | Top of range [member]
Investments held at fair value [Line Items]
Purchase of investments other than investments accounted for using equity method																				$ 6,500
Karuna [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate																							31.60%	44.30%	44.30%	70.90%
Gain on deconsolidation																															$ 0	$ 0	102,038
Investments held at fair value																	$ 557,200								$ 72,400
Proportion of ownership interest in investee	5.60%	5.60%				8.20%
Unrealized gain – fair value through profit and loss																													$ 700		110,000	191,200
Purchase of investments other than investments accounted for using equity method																																		$ 5,000
Gain on investment at initial public offering																																	40,600
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method																																	(6,345)
Gain on loss of significant influence																																	$ 445,600
Loss realized on sale of investments																															20,925	54,800
Proportion of ownership interest in associate																	28.40%
Shareholder ownership percentage																																	0.314
Sale of investments held at fair value			$ 100,100				$ 118,000		$ 101,600		$ 45,000				$ 200,900
Akili [Member]
Investments held at fair value [Line Items]
Proportion of ownership interest in investee				27.50%	41.90%
Unrealized gain – fair value through profit and loss																															$ 32,200	14,400	$ 11,500
Proceeds from the issuance of shares and subsidiary preferred shares				$ 110,000
resTORbio [Member]
Investments held at fair value [Line Items]
Proportion of ownership interest in investee																		5.80%
Unrealized gain – fair value through profit and loss																																100	$ (71,900)
Loss realized on sale of investments																																$ 200
Sale of investments held at fair value												$ 3,000																		$ 9,300
Series A-2 Preferred [Member] | Vor [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares																											62,819,866
Share price of investee shares																											0.40
Acquisition of equity instruments in other entities | shares														1,625,000
Series B Preferred [Member] | Karuna [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares																									5,285,102
Share price of investee shares																									15.14
Common shares [member] | Vor [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares							9,828,017
Number Of Shares Held by PureTech | shares						3,207,200
Common shares [member] | Karuna [Member]
Investments held at fair value [Line Items]
Number Of Shares Held by PureTech | shares		1,656,564				2,406,564
Sale of equity instruments in other entities | shares			750,000				1,000,000		1,333,333		555,500				2,100,000
Common shares [member] | resTORbio [Member]
Investments held at fair value [Line Items]
Sale of equity instruments in other entities | shares												2,119,696						7,680,700
Number Of Shares Held | shares																		2,119,696
Series 3 Growth Preferred Stock | Gelesis [Member]
Investments held at fair value [Line Items]
Acquisition of equity instruments in other entities | shares													579,038
Series D | Akili [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares				13,053,508